AllianceBernstein National Municipal Income Fund, Inc.

Portfolio of Investments

July 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 167.9%
Long-Term Municipal Bonds – 167.9%
Alabama – 1.7%
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	$2,000	$2,007,093
5.50%, 10/01/2053	2,410	2,447,426
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054	1,030	899,140

		5,353,659

Alaska – 1.1%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	3,000	2,563,901
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062	1,000	1,015,948

		3,579,849

Arizona – 3.5%
Maricopa County Industrial Development Authority (Legacy Traditional School Obligated Group) Series 2025 5.50%, 07/01/2060	1,000	960,462
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	1,200	1,281,078
5.00%, 12/01/2037	8,700	9,036,975

		11,278,515

Arkansas – 0.6%
Pulaski County Public Facilities Board (Baptist Health Obligated Group) Series 2014 5.00%, 12/01/2042	2,000	1,979,960

California – 14.0%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2050(a)	10,000	5,512,223
AG Series 2024-A Zero Coupon, 10/01/2052	6,500	1,599,676
Zero Coupon, 10/01/2053	6,000	1,402,352
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2064(b)	2,000	1,731,129

	Principal Amount (000)	U.S. $ Value

California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	$933	$870,389
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 9.50%, 01/01/2065(b)	2,000	1,783,290
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 07/01/2037(b)	3,075	3,061,205
California State University (California State University) Series 2025-2 10.90%, 11/01/2056(b) (c) (d)	2,000	1,643,706
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.375%, 08/15/2057	2,000	2,013,731
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(b)	800	801,361
5.25%, 12/01/2056(b)	2,000	1,845,900
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.50%, 11/15/2037	2,000	2,191,317
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	2,000	2,365,216
Series 2009-C 6.50%, 11/01/2039	2,000	2,365,216
San Francisco Intl Airport (San Francisco Intl Airport) Series 2025-2 5.00%, 05/01/2044(b) (e)	10,000	9,917,839
Southern California Public Power Authority (Goldman Sachs Group) Series 2007-A 5.00%, 11/01/2033	3,335	3,514,296
Washington Township Health Care District (Washington Township Health Care District) AG Series 2023-B 4.50%, 08/01/2053	2,625	2,439,380

		45,058,226

	Principal Amount (000)	U.S. $ Value

Colorado – 3.6%
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2044	$705	$689,945
Denver Health & Hospital Authority (Denver Health & Hospital Authority) Series 2025-A 6.00%, 12/01/2055	1,000	1,044,447
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.671% (SOFR + 0.75%), 09/01/2039(f)	2,000	1,997,786
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a) (b)	1,000	674,475
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	6,000	6,190,890
Vail Home Partners Corp. (Vail Home Partners Corp.) Series 2025 6.00%, 10/01/2064(b)	1,000	980,188

		11,577,731

Connecticut – 0.3%
Connecticut State Health & Educational Facilities Authority (University of Hartford/The) Series 2019 4.00%, 07/01/2049	1,500	1,069,313

District of Columbia – 4.5%
District of Columbia (Catholic University of America) Series 2025 5.75%, 10/01/2055	2,000	2,047,223
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2025-2 5.50%, 10/01/2055(b) (e)	10,000	10,318,783
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	2,000	2,053,967

		14,419,973

Florida – 16.1%
Capital Trust Authority (Madrone Florida Tech Student Housing I) Series 2025 5.375%, 07/01/2065(b)	2,000	1,835,577
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2054(b)	2,750	2,378,096

	Principal Amount (000)	U.S. $ Value

County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) AG Series 2024 5.25%, 10/01/2054	$4,000	$4,022,228
County of Miami-Dade FL (County of Miami-Dade FL) Series 2021 4.00%, 07/01/2050	4,355	3,620,288
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2025-A 5.50%, 10/01/2055	10,000	10,169,511
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	10,000	9,561,981
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.125%, 10/01/2052(b)	1,000	882,068
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	2,000	1,985,884
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2022-A 4.00%, 06/15/2052	3,250	2,513,455
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2024 4.25%, 06/01/2054	3,000	2,571,258
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.30%, 05/01/2054	990	1,012,433
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2054	2,000	1,914,524
Series 2024-C 5.00%, 11/15/2054	2,000	1,815,740
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-A 5.00%, 07/01/2044	5,000	4,887,246
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.25%, 11/01/2055	3,000	2,879,206

		52,049,495

	Principal Amount (000)	U.S. $ Value

Georgia – 2.1%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a) (b)	$2,000	$1,699,279
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	2,000	1,951,049
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2063	3,165	3,049,148

		6,699,476

Hawaii – 3.2%
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-A 5.50%, 07/01/2054	10,000	10,298,361

Illinois – 13.1%
Chicago Board of Education (Chicago Board of Education) Series 2018-D 5.00%, 12/01/2046	8,005	7,123,015
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2017-D 5.00%, 01/01/2042	6,500	6,411,262
Series 2022 4.625%, 01/01/2053	6,000	5,490,163
Series 2024-A 5.50%, 01/01/2053	2,160	2,202,077
City of Chicago IL (City of Chicago IL) Series 2025-A 6.00%, 01/01/2050	2,000	2,043,510
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2025 4.80%, 12/01/2043(b)	2,000	1,997,820
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2045	4,500	4,355,901
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2017-A 5.00%, 06/15/2057	8,755	8,322,238
State of Illinois (State of Illinois) Series 2024-B 4.25%, 05/01/2046	4,900	4,253,091

		42,199,077

	Principal Amount (000)	U.S. $ Value

Indiana – 1.4%
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.25%, 07/01/2064	$2,000	$1,897,508
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	3,000	2,683,503

		4,581,011

Louisiana – 3.3%
City of New Orleans LA (City of New Orleans LA) Series 2021-A 5.00%, 12/01/2046	4,000	3,887,855
5.00%, 12/01/2050	6,000	5,811,810
Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 6.00%, 06/15/2059(b)	1,000	956,315

		10,655,980

Maryland – 0.6%
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	2,000	2,078,511

Massachusetts – 8.6%
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2024-A 5.00%, 01/01/2054	11,060	11,133,495
Series 2025-2 6.60%, 05/01/2053(b) (c) (d)	5,500	5,567,924
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(b)	1,000	970,304
Massachusetts Development Finance Agency (CHF Merrimack, Inc.) Series 2024 5.00%, 07/01/2060(b)	1,000	873,601
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	5,750	5,348,111
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.50%, 08/15/2050	2,000	2,002,022
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2065	2,000	2,000,851

		27,896,308

	Principal Amount (000)	U.S. $ Value

Michigan – 4.0%
City of Detroit MI (City of Detroit MI) Series 2020 5.50%, 04/01/2050	$1,970	$1,979,742
Series 2023-C 6.00%, 05/01/2043	2,300	2,458,322
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	5,335	5,291,816
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2034	2,250	2,252,287
Plymouth Educational Center Charter School (Plymouth Educational Center Charter School) Series 2005 5.125%, 11/01/2023(g) (h)	2,140	1,070,000

		13,052,167

Minnesota – 2.2%
City of Woodbury MN (Math & Science Academy/MN) Series 2025 5.50%, 06/01/2063(b)	2,000	1,764,082
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 5.00%, 02/15/2053	5,625	5,437,530

		7,201,612

Nebraska – 1.6%
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2031	5,000	5,295,033

Nevada – 0.6%
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2054	1,925	1,910,164

New Hampshire – 4.4%
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	1,998	1,878,725
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	955	933,030
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	1,001,266

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-1, Class A2 5.15%, 06/20/2041	$1,999	$2,006,231
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	735	727,749
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.75%, 04/28/2042	2,000	2,009,822
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.00%, 06/01/2055	2,000	1,878,213
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2020-A 3.625%, 07/01/2043(b)	1,000	788,364
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(b)	1,000	996,209
New Hampshire Health & Education Facilities Authority Act (Dartmouth Health Obligated Group) Series 2020-A 5.00%, 08/01/2059	2,000	1,898,856

		14,118,465

New Jersey – 0.6%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.625%, 01/01/2045(b)	1,000	1,016,652
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	1,000	1,001,374

		2,018,026

New York – 11.0%
City of New York NY (City of New York NY) Series 2023 4.125%, 08/01/2053	11,300	9,683,263
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025 5.00%, 03/15/2055	1,000	1,006,785
New York Transportation Development Corp. (JFK Millennium Partners) AG Series 2024 0.00%, 12/31/2054(a)	17,000	10,243,712

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK NTO LLC) AG Series 2025 5.50%, 06/30/2059	$10,000	$10,004,064
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2023-A 4.125%, 05/15/2053	3,500	3,006,870
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	490	435,813
5.25%, 09/15/2042	205	171,538
5.25%, 09/15/2047	355	277,545
5.25%, 09/15/2053	760	569,682

		35,399,272

North Carolina – 1.3%
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2023 5.25%, 07/01/2053	4,000	3,964,833
North Carolina Turnpike Authority (North Carolina Turnpike Authority) AG Series 2024 Zero Coupon, 01/01/2053	1,000	237,652

		4,202,485

North Dakota – 0.6%
City of Grand Forks ND (Altru Health System Obligated Group) AG Series 2023-A 5.00%, 12/01/2053	2,000	1,946,151

Ohio – 7.1%
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2048	2,000	1,614,680
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.50%, 02/15/2052	4,585	4,352,250
County of Hamilton OH (UC Health Obligated Group) Series 2025-A 5.50%, 08/01/2051	5,000	4,834,031
Ohio Higher Educational Facility Commission (John Carroll University) Series 2025 5.50%, 10/01/2057	2,000	1,873,166
Worthington City School District (Worthington City School District) Series 2023 5.50%, 12/01/2054	10,000	10,357,088

		23,031,215

	Principal Amount (000)	U.S. $ Value

Oklahoma – 3.9%
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2023 4.50%, 01/01/2053	$11,235	$10,458,999
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2040	2,000	2,164,410

		12,623,409

Oregon – 0.4%
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2051	5,000	1,238,890

Pennsylvania – 6.2%
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(a)	350	251,682
5.00%, 06/30/2039	1,000	905,621
Series 2024-A 6.00%, 06/30/2034	155	161,870
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) AG Series 2022 5.75%, 12/31/2062	7,500	7,661,257
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	6,060	5,875,686
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group) Series 2025 5.00%, 08/15/2055	2,000	1,992,734
5.50%, 08/15/2055	2,000	2,090,435
Scranton School District/PA (Scranton School District/PA) BAM Series 2017-E 4.00%, 12/01/2037	1,025	963,804

		19,903,089

South Carolina – 4.9%
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.75%, 11/15/2054	5,250	5,245,576
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.50%, 11/01/2054	10,000	8,922,186

	Principal Amount (000)	U.S. $ Value

South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2022 3.00%, 12/01/2046	$1,132	$763,286
3.00%, 12/01/2049	1,566	1,006,941

		15,937,989

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2061	1,000	709,280

Tennessee – 0.9%
Shelby County Health & Educational Facilities Board (Madrone Memphis Student Housing I) Series 2024 5.00%, 06/01/2044(b)	1,000	928,015
5.25%, 06/01/2056(b)	2,050	1,847,296

		2,775,311

Texas – 24.7%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2023-A 4.375%, 12/01/2058	3,000	2,647,090
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2045	4,000	3,634,498
County of Smith TX (County of Smith TX) Series 2023 5.00%, 08/15/2048	7,000	7,020,850
Dallas Independent School District (Dallas Independent School District) Series 2024-2 4.00%, 02/15/2054(b) (e)	12,000	10,175,106
Greenwood Independent School District (Greenwood Independent School District) Series 2024 5.00%, 02/15/2049	10,095	10,157,465
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2043	2,000	737,881
Zero Coupon, 12/01/2044	2,420	843,304
Zero Coupon, 12/01/2045	3,360	1,108,894
Lamar Consolidated Independent School District (Lamar Consolidated Independent School District) Series 2023-A 5.00%, 02/15/2053	10,000	10,065,291

	Principal Amount (000)	U.S. $ Value

Leander Independent School District (Leander Independent School District) Series 2025-A 5.00%, 08/15/2055	$10,000	$10,067,753
Melissa Independent School District (Melissa Independent School District) Series 2024-2 4.25%, 02/01/2053(b) (e)	12,780	11,218,365
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Denton) AG Series 2018-A1 5.00%, 07/01/2038	500	505,833
Rockwall Independent School District (Rockwall Independent School District) Series 2024 5.00%, 02/15/2054	10,000	10,022,653
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2055(c)	1,500	1,480,659

		79,685,642

Utah – 0.8%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) BAM Series 2018-A 5.00%, 07/01/2043	2,500	2,466,868

Virginia – 1.9%
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	1,000	990,302
Virginia College Building Authority (Regent University Obligated Group) Series 2025 6.00%, 06/01/2055	2,200	2,285,228
Virginia Small Business Financing Authority (Capital Beltway Express) Series 2022 5.00%, 12/31/2047	3,065	2,926,556

		6,202,086

Washington – 0.9%
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	1,000	1,073,991
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	936	879,456

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037	$984	$890,924

		2,844,371

Wisconsin – 12.0%
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) Series 2025 5.50%, 08/15/2048(c)	2,000	2,052,927
Wisconsin Health & Educational Facilities Authority (Sanford Obligated Group) BAM Series 2024 4.50%, 02/15/2054	3,000	2,683,889
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	2,000	896,118
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	8,500	7,964,318
5.00%, 02/01/2062	1,500	1,383,909
Wisconsin Public Finance Authority (CHF - Wilmington LLC) AG Series 2018 5.00%, 07/01/2058	10,000	9,544,528
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2060(b)	1,500	1,275,242
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(b)	1,000	569,444
Wisconsin Public Finance Authority (Pinecrest Academy of Nevada) Series 2024 4.25%, 07/15/2044(b)	1,000	847,230
4.50%, 07/15/2049(b)	1,000	835,036
4.50%, 07/15/2053(b)	1,000	816,429
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2022 4.00%, 04/01/2052(b)	90	94,564
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2047	4,000	3,745,427

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2037	$1,505	$1,293,561
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 12/31/2065(c)	2,000	1,906,726
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.25%, 06/15/2065	2,000	1,825,625
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(b)	1,000	984,498

		38,719,471

Total Municipal Obligations (cost $565,164,004)		542,056,441

	Shares

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(i) (j) (k) (cost $6,778,828)	6,778,828	6,778,828

Total Investments – 170.0% (cost $571,942,832)(l)		548,835,269
Other assets less liabilities – (70.0)%		(226,084,688)

Net Assets – 100.0%		$322,750,581

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2025.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2025, the aggregate market value of these securities amounted to $88,891,690 or 27.5% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Inverse floater security.
(e)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2025.
(g)	Defaulted matured security.
(h)	Non-income producing security.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	Affiliated investments.
(k)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(l)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,303,271 and gross unrealized depreciation of investments was $(25,410,834), resulting in net unrealized depreciation of $(23,107,563).

As of July 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 13.1% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

BAM – Build American Mutual

CFC – Community Finance Corporation

CHF – Collegiate Housing Foundation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

Alliance Bernstein National Municipal Income Fund, Inc.

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$542,056,441	$—	$542,056,441
Short-Term Investments	6,778,828	—	—	6,778,828

Total Investments in Securities	6,778,828	542,056,441	—	548,835,269
Other Financial Instruments(a)	—	—	—	—

Total	$6,778,828	$542,056,441	$—	$548,835,269

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$544	$72,143	$65,908	$6,779	$63